Capital management	12 Months Ended
Dec. 31, 2021
Disclosure Of Capital Management [Abstract]
Capital management

21. Capital management

The Company defines its capital as shareholders’ equity including warrants presented as a liability and financial instruments of a long-term nature (including the current portion) less cash.

	December 31,	December 31,
	2021	2020
Warrant liability	$1,754	$11,640
Lease liabilities	22,471	33,452
Provisions	22,195	—
Long-term debt	38,311	40,532
Total equity	33,881	15,012
Cash	(108,490)	(45,075)
Total capital	$10,122	$55,561

The Company manages its capital resources to fund the growth and development of its business and to ensure it has sufficient liquidities to support the working capital required to maintain its ability to continue as a going concern and to pay long-term obligations upon maturity. The Company monitors its ability to meet its financial obligations and evaluates funding requirements by forecasting cash requirements. Financial covenants of existing debt agreements, including capital requirements (note 17) are reviewed by management on an ongoing basis to monitor compliance.

At the present time, the Company favors financing by issuing equity instruments in order to minimize future financial obligations, however it considers all sources of financing reasonably available, including but not limited to the issuance of equity instruments, debt and the sale of assets. The Company considers the cost of capital, the terms and conditions and the dilutive effect on shareholders when considering the different forms financings that it may prevail upon.